Fair Value of Assets and Liabilities (LendingClub Corp)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
LendingClub Corp [Member]
Fair Value of Assets and Liabilities

7. Fair Value of Assets and Liabilities

For a description of the fair value hierarchy and the Company’s fair value methodologies, see “Part II – Item 8 –Financial Statements and Supplementary Data – Note 2. Summary of Significant Accounting Policies” in the Annual Report. The Company records certain assets and liabilities at fair value as listed in the following tables.

Financial Instruments Recorded at Fair Value

The following tables present the fair value hierarchy for assets and liabilities measured at fair value:

September 30, 2017	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets:
Loans	$—	$—	$3,413,893	$3,413,893
Loans held for sale	—	—	265,925	265,925
Securities available for sale:
Corporate debt securities	—	123,153	—	123,153
Certificates of deposit	—	25,920	—	25,920
Asset-backed securities	—	15,451	—	15,451
Commercial paper	—	9,981	—	9,981
U.S. agency securities	—	5,001	—	5,001
U.S. Treasury securities	—	2,492	—	2,492
Asset-backed securities related to Company-sponsored securitization transactions	—	27,883	5,402	33,285
Other securities	—	4,002	—	4,002
Total securities available for sale	—	213,883	5,402	219,285
Servicing assets	—	—	29,621	29,621
Total assets	$—	$213,883	$3,714,841	$3,928,724

Liabilities:
Notes and certificates	$—	$—	$3,515,578	$3,515,578
Servicing liabilities	—	—	1,231	1,231
Loan trailing fee liability	—	—	7,774	7,774
Total liabilities	$—	$—	$3,524,583	$3,524,583

December 31, 2016	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets:
Loans	$—	$—	$4,311,984	$4,311,984
Loans held for sale	—	—	9,048	9,048
Securities available for sale:
Corporate debt securities	—	181,223	—	181,223
Certificates of deposit	—	27,501	—	27,501
Asset-backed securities	—	25,364	—	25,364
Commercial paper	—	20,164	—	20,164
U.S. agency securities	—	19,623	—	19,623
U.S. Treasury securities	—	2,496	—	2,496
Other securities	—	10,766	—	10,766
Total securities available for sale	—	287,137	—	287,137
Servicing assets	—	—	21,398	21,398
Total assets	$—	$287,137	$4,342,430	$4,629,567

Liabilities:
Notes and certificates	$—	$—	$4,320,895	$4,320,895
Loan trailing fee liability	—	—	4,913	4,913
Servicing liabilities	—	—	2,846	2,846
Total liabilities	$—	$—	$4,328,654	$4,328,654

Financial instruments are categorized in the valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. Since the Company’s loans and related notes and certificates, loans held for sale, loan servicing rights, asset-backed securities related to consolidated VIEs, and loan trailing fee liability do not trade in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of these assets and liabilities. These fair value estimates may also include observable, actively quoted components derived from external sources. As a result, changes in fair value for assets and liabilities within the Level 2 or Level 3 categories may include changes in fair value that were attributable to both observable and unobservable inputs. The Company did not transfer any assets or liabilities in or out of Level 3 during the first nine months of 2017 or the year ended December 31, 2016.

Significant Unobservable Inputs

The following tables present quantitative information about the significant unobservable inputs used for the Company’s Level 3 fair value measurements at September 30, 2017 and December 31, 2016:

	September 30, 2017
	Loans, Loans Held for Sale, Notes and Certificates			Asset-Backed Securities Related to Consolidated VIE
	Minimum	Maximum	Weighted Average	Minimum	Maximum	Weighted Average
Discount rates	1.8%	17.2%	8.3%	15.0%	15.0%	15.0%
Net cumulative expected loss rates (1)(3)	0.8%	41.4%	13.5%	12.8%	20.3%	17.1%
Cumulative expected prepayment rates (1)(3)	11.3%	43.6%	30.9%	29.6%	29.6%	29.6%

	September 30, 2017
	Servicing Assets/Liabilities			Loan Trailing Fee Liability
	Minimum	Maximum	Weighted Average	Minimum	Maximum	Weighted Average
Discount rates	1.9%	16.5%	8.7%	1.9%	16.5%	8.8%
Net cumulative expected loss rates (1)	0.8%	41.4%	12.0%	0.8%	41.4%	12.7%
Cumulative expected prepayment rates (1)	11.3%	43.6%	31.8%	11.3%	43.6%	31.4%
Total market servicing rates (% per annum on outstanding principal balance) (2)	0.65%	0.90%	0.65%	N/A	N/A	N/A

	December 31, 2016
	Loans, Loans Held for Sale, Notes and Certificates			Servicing Assets/Liabilities			Loan Trailing Fee Liability
	Minimum	Maximum	Weighted Average	Minimum	Maximum	Weighted Average	Minimum	Maximum	Weighted Average
Discount rates	1.2%	16.6%	7.2%	3.4%	15.1%	7.8%	3.4%	15.0%	7.7%
Net cumulative expected loss rates (1)	0.3%	33.9%	14.6%	0.3%	33.9%	12.8%	0.3%	33.9%	13.5%
Cumulative expected prepayment rates (1)	8.0%	42.7%	30.7%	8.0%	42.7%	29.3%	8.0%	42.7%	28.3%
Total market servicing rates (% per annum on outstanding principal balance) (2)	N/A	N/A	N/A	0.63%	0.90%	0.63%	N/A	N/A	N/A

N/A Not applicable

(1)	Expressed as a percentage of the original principal balance of the loan, note or certificate, except for asset-backed securities.

(2)	Includes collection fees estimated to be paid to a hypothetical third-party servicer.

(3)	For asset-backed securities, expressed as a percentage of the outstanding collateral balance.

At September 30, 2017 and December 31, 2016, the discounted cash flow methodology used to estimate the note and certificates’ fair values used the same projected net cash flows as their related loans. As demonstrated by the following tables, the fair value adjustments for loans were largely offset by the fair value adjustments of the notes and certificates due to the payment dependent design of the notes and certificates and because the principal balances of the loans were close to the combined principal balances of the notes and certificates.

The following tables present additional information about Level 3 loans, loans held for sale, notes and certificates measured at fair value on a recurring basis for the third quarters and first nine months of 2017 and 2016:

	Loans(1)			Loans Held For Sale(1)			Notes and Certificates
	Outstanding Principal Balance	Valuation Adjustment	Fair Value	Outstanding Principal Balance	Valuation Adjustment	Fair Value	Outstanding Principal Balance	Valuation Adjustment	Fair Value
Beginning balance at June 30, 2017	$4,041,550	$(244,551)	$3,796,999	$37,287	$(956)	$36,331	$4,048,717	$(243,135)	$3,805,582
Purchases	405,472	(469)	405,003	1,931,088	(2,136)	1,928,952	—	—	—
Transfers from loans to loans held for sale	(113,587)	—	(113,587)	113,587	—	113,587	—	—	—
Issuances	—	—	—	—	—	—	394,013	—	394,013
Sales	—	—	—	(1,787,527)	3,874	(1,783,653)	—	—	—
Principal payments and retirements	(597,304)	—	(597,304)	(16,710)	—	(16,710)	(602,051)	2	(602,049)
Charge-offs	(116,070)	116,070	—	(534)	534	—	(115,064)	115,064	—
Recoveries	—	(12,114)	(12,114)	—	—	—	—	(12,057)	(12,057)
Change in fair value recorded in earnings	—	(65,104)	(65,104)	—	(12,582)	(12,582)	—	(69,911)	(69,911)
Ending balance at September 30, 2017	$3,620,061	$(206,168)	$3,413,893	$277,191	$(11,266)	$265,925	$3,725,615	$(210,037)	$3,515,578

	Loans(1)			Loans Held For Sale(1)			Notes and Certificates
	Outstanding Principal Balance	Valuation Adjustment	Fair Value	Outstanding Principal Balance	Valuation Adjustment	Fair Value	Outstanding Principal Balance	Valuation Adjustment	Fair Value
Beginning balance at June 30, 2016	$4,748,631	$(340,870)	$4,407,761	$16,627	$(217)	$16,410	$4,755,846	$(339,961)	$4,415,885
Purchases	646,662	—	646,662	1,093,868	—	1,093,868	—	—	—
Transfers from loans to loans held for sale	(2,269)	—	(2,269)	2,269	—	2,269	—	—	—
Issuances	—	—	—	—	—	—	644,168	—	644,168
Sales	—	—	—	(1,095,716)	—	(1,095,716)	—	—	—
Principal payments and retirements	(603,452)	—	(603,452)	(2,143)	—	(2,143)	(604,160)	—	(604,160)
Charge-offs	(112,517)	112,517	—	—	—	—	(111,816)	111,816	—
Recoveries	—	(10,517)	(10,517)	—	—	—	—	(9,955)	(9,955)
Change in fair value recorded in earnings	—	(26,559)	(26,559)	—	56	56	—	(26,027)	(26,027)
Ending balance at September 30, 2016	$4,677,055	$(265,429)	$4,411,626	$14,905	$(161)	$14,744	$4,684,038	$(264,127)	$4,419,911

(1)	Loans and loans held for sale include loans invested in by the Company for which there were no associated notes or certificates, as summarized in the tables below.

	Loans(1)			Loans Held For Sale(1)			Notes and Certificates
	Outstanding Principal Balance	Valuation Adjustment	Fair Value	Outstanding Principal Balance	Valuation Adjustment	Fair Value	Outstanding Principal Balance	Valuation Adjustment	Fair Value
Beginning balance at December 31, 2016	$4,565,653	$(253,669)	$4,311,984	$9,345	$(297)	$9,048	$4,572,912	$(252,017)	$4,320,895
Purchases	1,408,138	(474)	1,407,664	4,829,498	4,287	4,833,785	—	—	—
Transfers from loans to loans held for sale	(113,587)	—	(113,587)	113,587	—	113,587	—	—	—
Issuances	—	—	—	—	—	—	1,389,999	—	1,389,999
Sales	—	—	—	(4,648,913)	(1,656)	(4,650,569)	—	—	—
Principal payments and retirements	(1,862,767)	—	(1,862,767)	(25,431)	—	(25,431)	(1,863,045)	4	(1,863,041)
Charge-offs	(377,376)	377,376	—	(895)	895	—	(374,251)	374,251	—
Recoveries	—	(34,808)	(34,808)	—	—	—	—	(34,550)	(34,550)
Change in fair value recorded in earnings	—	(294,593)	(294,593)	—	(14,495)	(14,495)	—	(297,725)	(297,725)
Ending balance at September 30, 2017	$3,620,061	$(206,168)	$3,413,893	$277,191	$(11,266)	$265,925	$3,725,615	$(210,037)	$3,515,578

	Loans(1)			Loans Held For Sale(1)			Notes and Certificates
	Outstanding Principal Balance	Valuation Adjustment	Fair Value	Outstanding Principal Balance	Valuation Adjustment	Fair Value	Outstanding Principal Balance	Valuation Adjustment	Fair Value
Beginning balance at December 31, 2015	$4,681,671	$(125,590)	$4,556,081	$—	$—	$—	$4,697,169	$(125,586)	$4,571,583
Purchases	2,093,692	—	2,093,692	3,623,453	—	3,623,453	—	—	—
Transfers from loans to loans held for sale	(30,802)	—	(30,802)	30,802	—	30,802	—	—	—
Issuances	—	—	—	—	—	—	2,047,714	—	2,047,714
Sales	—	—	—	(3,635,330)	—	(3,635,330)	—	—	—
Principal payments and retirements	(1,782,603)	—	(1,782,603)	(4,020)	—	(4,020)	(1,776,747)	—	(1,776,747)
Charge-offs	(284,903)	284,903	—	—	—	—	(284,098)	284,098	—
Recoveries	—	(27,451)	(27,451)	—	—	—	—	(26,871)	(26,871)
Change in fair value recorded in earnings	—	(397,291)	(397,291)	—	(161)	(161)	—	(395,768)	(395,768)
Ending balance at September 30, 2016	$4,677,055	$(265,429)	$4,411,626	$14,905	$(161)	$14,744	$4,684,038	$(264,127)	$4,419,911

(1)	Loans and loans held for sale include loans invested in by the Company for which there were no associated notes or certificates, as summarized in the tables below.

The following tables present additional information about Level 3 loans invested in by the Company measured at fair value on a recurring basis for the third quarters and first nine months of 2017 and 2016:

	Loans invested in by the Company
	Outstanding Principal Balance	Valuation Adjustment	Fair Value		Outstanding Principal Balance	Valuation Adjustment	Fair Value
Beginning balance at June 30, 2017	$57,221	$(2,371)	$54,850	Beginning balance at June 30, 2016	$35,672	$(1,126)	$34,546
Purchases	586,708	(473)	586,235	Purchases	3,579	—	3,579
Sales	(429,481)	1,741	(427,740)	Sales	(6)	—	(6)
Principal payments	(18,720)	—	(18,720)	Principal payments	(4,352)	—	(4,352)
Charge-offs	(1,538)	1,538	—	Charge-offs	(701)	701	—
Recoveries	—	(56)	(56)	Recoveries	—	(562)	(562)
Change in fair value recorded in earnings	—	(7,775)	(7,775)	Change in fair value recorded in earnings	—	(476)	(476)
Ending balance at September 30, 2017	$194,190	$(7,396)	$186,794	Ending balance at September 30, 2016	$34,192	$(1,463)	$32,729

	Loans invested in by the Company
	Outstanding Principal Balance	Valuation Adjustment	Fair Value		Outstanding Principal Balance	Valuation Adjustment	Fair Value
Beginning balance at December 31, 2016	$27,860	$(1,949)	$25,911	Beginning balance at December 31, 2015	$3,462	$(4)	$3,458
Purchases	777,117	(481)	776,636	Purchases	175,600	—	175,600
Sales	(576,065)	2,634	(573,431)	Sales	(135,531)	—	(135,531)
Principal payments	(30,703)	—	(30,703)	Principal payments	(8,534)	—	(8,534)
Charge-offs	(4,019)	4,019	—	Charge-offs	(805)	805	—
Recoveries	—	(256)	(256)	Recoveries	—	(580)	(580)
Change in fair value recorded in earnings	—	(11,363)	(11,363)	Change in fair value recorded in earnings	—	(1,684)	(1,684)
Ending balance at September 30, 2017	$194,190	$(7,396)	$186,794	Ending balance at September 30, 2016	$34,192	$(1,463)	$32,729

The following tables present additional information about Level 3 servicing assets and liabilities measured at fair value on a recurring basis for the third quarters and first nine months of 2017 and 2016:

	Three Months Ended September 30, 2017		Three Months Ended September 30, 2016
	Servicing Assets	Servicing Liabilities	Servicing Assets	Servicing Liabilities
Fair value at beginning of period	$25,901	$1,711	$16,126	$3,412
Issuances (1)	10,563	19	3,009	712
Change in fair value, included in investor fees	(6,961)	(499)	(2,429)	(727)
Other net changes included in deferred revenue	118	—	(451)	—
Fair value at end of period	$29,621	$1,231	$16,255	$3,397

	Nine Months Ended September 30, 2017		Nine Months Ended September 30, 2016
	Servicing Assets	Servicing Liabilities	Servicing Assets	Servicing Liabilities
Fair value at beginning of period	$21,398	$2,846	$10,250	$3,973
Issuances (1)	24,460	332	12,984	2,452
Change in fair value, included in investor fees	(16,083)	(1,947)	(7,092)	(3,028)
Other net changes included in deferred revenue	(154)	—	113	—
Fair value at end of period	$29,621	$1,231	$16,255	$3,397

(1)	Represents the gains or losses on sales of the related loans, recorded in other revenue.

The following table presents additional information about Level 3 loan trailing fee liability measured at fair value on a recurring basis for the third quarters and first nine months of 2017 and 2016:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Fair value at beginning of period	$6,788	$2,324	$4,913	$—
Issuances	2,047	1,682	5,521	4,180
Cash payment of loan trailing fee	(1,184)	(395)	(3,008)	(585)
Change in fair value, included in origination and servicing	123	113	348	129
Fair value at end of period	$7,774	$3,724	$7,774	$3,724

Significant Recurring Level 3 Fair Value Asset and Liability Input Sensitivity

Fair valuation adjustments are recorded through earnings related to Level 3 instruments for the third quarters and first nine months of 2017 and 2016. Certain unobservable inputs may (in isolation) have either a directionally consistent or opposite impact on the fair value of the financial instrument for a given change in that input. When multiple inputs are used within the valuation techniques for loans, notes and certificates, servicing assets and liabilities, and loan trailing fee liability, a change in one input in a certain direction may be offset by an opposite change from another input.

A specific loan that is projected to have larger future default losses than previously estimated has lower expected future cash flows over its remaining life, which reduces its estimated fair value. Conversely, a specific loan that is projected to have smaller future default losses than previously estimated has increased expected future cash flows over its remaining life, which increases its estimated fair value.

The fair value sensitivity of loans invested in by the Company to adverse changes in key assumptions as of September 30, 2017, are as follows:

September 30, 2017
Fair value of loans invested in by the Company	$186,794
Expected weighted-average life (in years)	1.6
Discount rates
100 basis point increase	$(2,301)
200 basis point increase	$(4,544)
Expected credit loss rates on underlying loans
10% adverse change	$(3,282)
20% adverse change	$(6,448)
Expected prepayment rates
10% adverse change	$(974)
20% adverse change	$(1,886)

The fair value sensitivity of loans invested in by the Company to adverse changes in key assumptions as of December 31, 2016, was not material.

The Company’s selection of the most representative market servicing rates for servicing assets and servicing liabilities is inherently judgmental. The Company reviews third-party servicing rates for its loans, loans in similar credit sectors, and market servicing benchmarking analyses provided by third-party valuation firms, when available. The table below shows the impact on the estimated fair value of servicing assets and liabilities, calculated using different market servicing rate assumptions as of September 30, 2017 and December 31, 2016:

	September 30, 2017		December 31, 2016
	Servicing Assets	Servicing Liabilities	Servicing Assets	Servicing Liabilities
Weighted-average market servicing rate assumptions	0.65%	0.65%	0.63%	0.63%
Change in fair value from:
Servicing rate increase by 0.10%	$(7,203)	$389	$(5,673)	$964
Servicing rate decrease by 0.10%	$7,265	$(327)	$5,812	$(825)

Financial Instruments, Assets, and Liabilities Not Recorded at Fair Value

The following tables present the fair value hierarchy for financial instruments, assets, and liabilities not recorded at fair value:

September 30, 2017	Carrying Amount	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets:
Cash and cash equivalents (1)	$384,381	$—	$384,381	$—	$384,381
Restricted cash	182,844	—	182,844	—	182,844
Servicer reserve receivable	9,043	—	9,043	—	9,043
Deposits	855	—	855	—	855
Total assets	$577,123	$—	$577,123	$—	$577,123
Liabilities:
Accrued expenses and other liabilities	$13,079	$—	$—	$13,079	$13,079
Accounts payable	7,503	—	7,503	—	7,503
Payables to investors	93,893	—	93,893	—	93,893
Total liabilities	$114,475	$—	$101,396	$13,079	$114,475

(1)	Carrying amount approximates fair value due to the short maturity of these financial instruments.

December 31, 2016	Carrying Amount	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets:
Cash and cash equivalents (1)	$515,602	$—	$515,602	$—	$515,602
Restricted cash	177,810	—	177,810	—	177,810
Servicer reserve receivable	4,938	—	4,938	—	4,938
Deposits	855	—	855	—	855
Total assets	$699,205	$—	$699,205	$—	$699,205
Liabilities:
Accrued expenses and other liabilities	$10,981	$—	$—	$10,981	$10,981
Accounts payable	10,889	—	10,889	—	10,889
Payables to investors	125,884	—	125,884	—	125,884
Total liabilities	$147,754	$—	$136,773	$10,981	$147,754

(1)	Carrying amount approximates fair value due to the short maturity of these financial instruments.

6. Fair Value of Assets and Liabilities

For a description of the fair value hierarchy and the Company’s fair value methodologies, see “Note 2. Summary of Significant Accounting Policies.” The Company records certain assets and liabilities at fair value as listed in the following tables.

Financial Instruments Recorded at Fair Value

The following tables present the fair value hierarchy for assets and liabilities measured at fair value:

December 31, 2016	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets:
Loans	$—	$—	$4,311,984	$4,311,984
Loans held for sale	—	—	9,048	9,048
Securities available for sale:
Corporate debt securities	—	181,223	—	181,223
Certificates of deposit	—	27,501	—	27,501
Asset-backed securities	—	25,364	—	25,364
Commercial paper	—	20,164	—	20,164
U.S. agency securities	—	19,623	—	19,623
U.S. Treasury securities	—	2,496	—	2,496
Other securities	—	10,766	—	10,766
Total securities available for sale	—	287,137	—	287,137
Servicing assets	—	—	21,398	21,398
Total assets	$—	$287,137	$4,342,430	$4,629,567

Liabilities:
Notes and certificates	$—	$—	$4,320,895	$4,320,895
Loan Trailing Fee liability	—	—	4,913	4,913
Servicing liabilities	—	—	2,846	2,846
Total liabilities	$—	$—	$4,328,654	$4,328,654

December 31, 2015	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets:
Loans	$—	$—	$4,556,081	$4,556,081
Securities available for sale:
Corporate debt securities	—	215,751	—	215,751
Asset-backed securities	—	54,409	—	54,409
U.S. agency securities	—	16,578	—	16,578
U.S. Treasury securities	—	3,485	—	3,485
Other securities	—	6,988	—	6,988
Total securities available for sale	—	297,211	—	297,211
Servicing assets	—	—	10,250	10,250
Total assets	$—	$297,211	$4,566,331	$4,863,542

Liabilities:
Notes and certificates	$—	$—	$4,571,583	$4,571,583
Servicing liabilities	—	—	3,973	3,973
Total liabilities	$—	$—	$4,575,556	$4,575,556

As the Company’s loans and related notes and certificates, loans held for sale, loan servicing rights, and Loan Trailing Fee liability do not trade in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of these assets and liabilities. Financial instruments are categorized in the valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. These fair value estimates may also include observable, actively quoted components derived from external sources. As a result, changes in fair value for assets and liabilities within the Level 2 or Level 3 categories may include changes in fair value that were attributable to both observable and unobservable inputs. The Company did not transfer any assets or liabilities in or out of Level 3 during the years ended December 31, 2016 or 2015.

Significant Unobservable Inputs

The following tables present quantitative information about the significant unobservable inputs used for the Company’s Level 3 fair value measurements at December 31, 2016 and 2015:

	December 31, 2016
	Loans, Notes and Certificates			Servicing Asset/Liability			Loan Trailing Fee Liability
	Minimum	Maximum	Weighted Average	Minimum	Maximum	Weighted Average	Minimum	Maximum	Weighted Average
Discount rates	1.2%	16.6%	7.2%	3.4%	15.1%	7.8%	3.4%	15.0%	7.7%
Net cumulative expected loss rates (1)	0.3%	33.9%	14.6%	0.3%	33.9%	12.8%	0.3%	33.9%	13.5%
Cumulative expected prepayment rates (1)	8.0%	42.7%	30.7%	8.0%	42.7%	29.3%	8.0%	42.7%	28.3%
Total market servicing rates (% per annum on outstanding principal balance) (2)	N/A	N/A	N/A	0.63%	0.90%	0.63%	N/A	N/A	N/A

	December 31, 2015
	Loans, Notes and Certificates			Servicing Asset/Liability			Loan Trailing Fee Liability
	Minimum	Maximum	Weighted Average	Minimum	Maximum	Weighted Average	Minimum	Maximum	Weighted Average
Discount rates	2.9%	17.5%	9.0%	3.5%	16.3%	9.4%	N/A	N/A	N/A
Net cumulative expected loss rates (1)	0.3%	22.0%	9.9%	0.3%	22.0%	8.8%	N/A	N/A	N/A
Cumulative expected prepayment rates (1)	23.4%	36.4%	30.8%	8.0%	36.4%	30.5%	N/A	N/A	N/A
Total market servicing rates (% per annum on outstanding principal balance) (2)	N/A	N/A	N/A	0.57%	0.75%	0.57%	N/A	N/A	N/A

N/A Not applicable

(1)	Expressed as a percentage of the original principal balance of the loan, note or certificate.

(2)	Includes collection fees estimated to be paid to a hypothetical third-party servicer.

At December 31, 2016 and 2015, the discounted cash flow methodology used to estimate the note and certificates’ fair values used the same projected net cash flows as their related loans. As demonstrated by the following tables below, the fair value adjustments for loans were largely offset by the fair value adjustments of the notes and certificates due to the payment dependent design of the notes and certificates and because the principal balances of the loans were very close to the combined principal balances of the notes and certificates.

The following table presents additional information about Level 3 loans, loans held for sale, notes and certificates measured at fair value on a recurring basis for the years ended December 31, 2016 and 2015:

	Loans			Loans Held For Sale			Notes and Certificates
	Outstanding Principal Balance	Valuation Adjustment	Fair Value	Outstanding Principal Balance	Valuation Adjustment	Fair Value	Outstanding Principal Balance	Valuation Adjustment	Fair Value
Balance at December 31, 2014	$2,836,729	$(38,224)	$2,798,505	$—	$—	$—	$2,851,837	$(38,219)	$2,813,618
Purchases of loans	3,865,565	—	3,865,565	3,358,611	—	3,358,611	—	—	—
Issuances of notes and certificates	—	—	—	—	—	—	3,861,995	—	3,861,995
Whole loan sales		—	—	(3,358,611)	—	(3,358,611)	—	—	—
Principal payments	(1,804,719)	—	(1,804,719)	—	—	—	(1,800,859)	—	(1,800,859)
Charge-offs	(215,904)	215,904	—	—	—	—	(215,804)	215,804	—
Recoveries	—	(26,256)	(26,256)	—	—	—	—	(26,143)	(26,143)
Change in fair value recorded in earnings	—	(277,014)	(277,014)	—	—	—	—	(277,028)	(277,028)
Balance at December 31, 2015	$4,681,671	$(125,590)	$4,556,081	$—	$—	$—	$4,697,169	$(125,586)	$4,571,583
Purchases of loans	2,733,325	(656)	2,732,669	4,742,538	—	4,742,538	—	—	—
Transfers from loans to loans held for sale	(35,411)	—	(35,411)	35,411	—	35,411
Issuances of notes and certificates	—	—	—	—	—	—	2,681,109	—	2,681,109
Whole loan sales	—	—	—	(4,762,518)	—	(4,762,518)	—	—	—
Principal payments	(2,391,807)	—	(2,391,807)	(5,927)	—	(5,927)	(2,385,234)	—	(2,385,234)
Charge-offs	(422,125)	422,125	—	(159)	159	—	(420,132)	420,132	—
Recoveries	—	(37,277)	(37,277)	—	—	—	—	(36,785)	(36,785)
Change in fair value recorded in earnings	—	(512,271)	(512,271)	—	(456)	(456)	—	(509,778)	(509,778)
Balance at December 31, 2016	$4,565,653	$(253,669)	$4,311,984	$9,345	$(297)	$9,048	$4,572,912	$(252,017)	$4,320,895

The following table presents additional information about Level 3 servicing assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2016 and 2015:

	Servicing Assets	Servicing Liabilities
Fair value at December 31, 2014	$2,181	$3,973
Issuances (1)	10,079	5,194
Changes in fair value, included in servicing fees	(3,803)	(5,194)
Additions, included in deferred revenue	1,793	—
Fair value at December 31, 2015	$10,250	$3,973
Issuances (1)	16,546	3,371
Changes in fair value, included in servicing fees	(5,403)	(4,498)
Additions, included in deferred revenue	5	—
Fair value at December 31, 2016	$21,398	$2,846

(1)	Represents the offsets to the gains or losses on sales of the related loans, recorded in other revenue.

The following table presents additional information about the Level 3 Loan Trailing Fee liability measured at fair value on a recurring basis for the year ended December 31, 2016:

Year Ended December 31,	2016
Fair value at beginning of period	$—
Issuances	5,843
Cash payment of Loan Trailing Fee	(1,174)
Change in fair value, included in origination and servicing	244
Fair value at end of period	$4,913

There was no Loan Trailing Fee liability at December 31, 2015.

Significant Recurring Level 3 Fair Value Asset and Liability Input Sensitivity

Certain fair valuation adjustments recorded through earnings related to Level 3 instruments for the years ended December 31, 2016, 2015 and 2014. Generally, changes in the net cumulative expected loss rates, cumulative prepayment rates, and discount rates will have an immaterial net impact on the fair value of loans, notes and certificates, servicing assets and liabilities, and Loan Trailing Fees.

Certain of these unobservable inputs may (in isolation) have either a directionally consistent or opposite impact on the fair value of the financial instrument for a given change in that input. When multiple inputs are used within the valuation techniques for loans, notes and certificates, servicing assets and liabilities, and Loan Trailing Fees, a change in one input in a certain direction may be offset by an opposite change from another input.

A specific loan that is projected to have larger future default losses than previously estimated has lower expected future cash flows over its remaining life, which reduces its estimated fair value. Conversely, a specific loan that is projected to have smaller future default losses than previously estimated has increased expected future cash flows over its remaining life, which increases its estimated fair value.

The Company’s selection of the most representative base market servicing rates for servicing assets and servicing liabilities is inherently judgmental. The Company reviewed estimated third-party servicing rates for its loans and loans in similar credit sectors, as well as market servicing benchmarking analyses provided by third-party valuation firms. The table below shows the impact on the estimated fair value of servicing assets and liabilities, calculated using different market servicing rate assumptions as of December 31, 2016 and 2015:

	December 31, 2016		December 31, 2015
	Servicing Assets	Servicing Liabilities	Servicing Assets	Servicing Liabilities
Weighted-average market servicing rate assumptions(1)	0.63%	0.63%	0.57%	0.57%
Change in fair value from:
Servicing rate increase by 0.10%	$(5,673)	$964	$(3,504)	$1,589
Servicing rate decrease by 0.10%	$5,812	$(825)	$3,610	$(1,483)

(1)	Represents total market servicing rates, which include collection fees.

Financial Instruments, Assets, and Liabilities Not Recorded at Fair Value

The following tables present the fair value hierarchy for financial instruments, assets, and liabilities not recorded at fair value:

December 31, 2016	Carrying Amount	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets:
Cash and cash equivalents	$515,602	$—	$515,602	$—	$515,602
Restricted cash	177,810	—	177,810	—	177,810
Servicer reserve receivable	4,938	—	4,938	—	4,938
Deposits	855	—	855	—	855
Goodwill	35,633	—	—	35,633	35,633
Total assets	$734,838	$—	$699,205	$35,633	$734,838
Liabilities:
Accrued expenses and other liabilities	$10,981	$—	$—	$10,981	$10,981
Accounts payable	10,889	—	10,889	—	10,889
Payables to investors	125,884	—	125,884	—	125,884
Total liabilities	$147,754	$—	$136,773	$10,981	$147,754

December 31, 2015	Carrying Amount	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets:
Cash and cash equivalents	$623,531	$—	$623,531	$—	$623,531
Restricted cash	80,733	—	80,733	—	80,733
Deposits	871	—	871	—	871
Total assets	$705,135	$—	$705,135	$—	$705,135
Liabilities:
Accounts payable	$5,542	$—	$5,542	$—	$5,542
Payables to investors	73,162	—	73,162	—	73,162
Total liabilities	$78,704	$—	$78,704	$—	$78,704